EMPLOYEE BENEFIT PLANS (Details 8) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Post-employment benefit expense, defined contribution plans	$ 250,959	$ 234,341
Pension [Member]
Disclosure of employee benefit plans [Line Items]
Post-employment benefit expense, defined contribution plans	171,713	159,525
Current severance regimen [Member]
Disclosure of employee benefit plans [Line Items]
Post-employment benefit expense, defined contribution plans	$ 79,246	$ 74,816